Revenue Interest Financing, Side Letter, and PIPE Conversion Option - Summary of Components of Revenue Interest Financing (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Aug. 01, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long-term Revenue Interest Financing liability	$ 36,600
Revenue Interest Financing Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues Interest Financing Liability	40,000	$ 40,000
Total principal amounts of debt	40,000
Less: Change in fair value of debt	(3,400)
Long-term Revenue Interest Financing liability	$ 36,600